STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		$ (30,995)	$ (26,441)	$ (40,335)	$ (6,387)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		2,008	1,068	1,619	75
Change in fair value of SAFEs	$ 3,466		8,779	10,390	(189)
Share-based compensation expense		1,375	85	646	233
Deferred income taxes			(152)	(152)	152
Loss on write-off of property and equipment		9			36
Gain on loan forgiveness			(647)	(647)
Changes in operating assets and liabilities
Prepaid expenses and other assets		3,560	(1,972)	(4,613)	54
Accounts payable		(268)	2,843	1,009	181
Accrued expenses and other liabilities		1,718	1,470	1,265	71
Net cash used in operating activities		(22,593)	(14,967)	(30,818)	(5,774)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment		(92)	(18)	(55)	(17)
Capitalized internal-use software costs		(728)	(581)	(1,016)	(2,288)
Net cash used in investing activities		(820)	(599)	(1,071)	(2,305)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from payroll protection program note					640
Proceeds from issuance of convertible notes					3,650	$ 5,000
Proceeds from issuance of SAFE notes			18,675	18,675	3,155
Proceeds from business combination and PIPE Investment				59,045
Payment of costs directly attributable to the issuance of common stock in connection with business combination and PIPE investment		125		(14,871)
Proceeds from issuance of long-term debt		5,000		10,000
Debt issuance costs				(518)
Proceeds from exercise of common stock options		27		1
Net cash provided by financing activities		5,152	18,675	72,332	7,445
Net change in cash and cash equivalents		(18,261)	3,109	40,443	(634)
Cash and cash equivalents, beginning of period		40,566	123	123	757
Cash and cash equivalents, end of period	$ 3,232	22,305	$ 3,232	40,566	123	$ 757
Supplemental Cash Flow Information [Abstract]
Cash paid for interest		$ (870)		$ 85
Supplemental disclosures of noncash investing and financing activities
Conversion of convertible notes to SAFE notes					$ 8,774